Income tax benefits	12 Months Ended
Dec. 31, 2022
Income tax benefits
Income tax benefits

10   Income tax benefits

The income tax benefits of the Group for the years ended December 31, 2020, 2021 and 2022 is analyzed as follows:

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Current income tax	(16,856)	(16,780)	(25,259)
Deferred income tax	153,987	128,875	87,406
Income tax benefit	137,131	112,095	62,147

The tax on the Group’s loss before income tax differs from the theoretical amount that would arise using the statutory tax rate applicable to loss of the consolidated entities as follows:

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Loss before income tax	1,551,254	1,442,608	990,173
Tax calculated at PRC statutory income tax rate of 25%	387,814	360,652	247,543
Differential of income tax rates applicable to subsidiaries	(145,000)	(161,199)	(119,211)
Expense not deductible for tax purposes	(35,455)	(10,169)	(5,659)
Incomes not subject to tax	6,899	1,732	542
Tax losses and temporary differences for which no deferred income tax asset was recognized	(81,698)	(87,237)	(73,690)
Derecognization of deferred tax assets on tax losses	(3,137)	(23)	—
Additional deductible allowance for research and development expenses	6,873	8,255	10,164
Utilization of previously unrecognized tax losses	835	84	2,458
Income tax benefit	137,131	112,095	62,147

10   Income tax benefits (Continued)

The unused tax losses for the years ended December 31, 2021 and 2022 is analyzed as follows:

	At December 31,
	2021	2022
	RMB’000	RMB’000
Unused tax losses for which no deferred tax asset has been recognized	1,982,709	2,525,806

The expiry dates of the unused tax losses not recognized as deferred tax assets for the years ended December 31, 2021 and 2022 are listed as follows:

	At December 31,
	2021	2022
	RMB’000	RMB’000

Year 2022	277,048	277,048
Year 2023	118,502	118,796
Year 2024	419,866	419,866
Year 2025	82,441	83,576
Year 2026	104,316	208,346
Year 2027	—	67,745
Year 2028	1,826	1,826
Year 2029	7,149	7,149
Year 2030	8,051	8,049
Year 2031	60,059	56,195
Year 2032	—	122,036

10   Income tax benefits (Continued)

(a)	PRC Enterprise Income Tax (“EIT”)

The income tax provision of the Group in respect of operations in Mainland China has been calculated at the tax rate of 25%, unless preferential tax rates were applicable.

Shenzhen OneConnect, Vantage Point Technology, BER Technology and Shenzhen CA as subsidiaries of the Group, were established in mainland China. They were eligible for preferential tax policies applicable for the qualification of “High and New Technology Enterprise” and were entitled to a preferential income tax rate of 15%.

Shenzhen OneConnect Technology and OneConnect Cloud Technology as subsidiaries of the Group, were established in the China (Guangdong) Pilot Free Trade Zone Qianhai & Shekou Area of Shenzhen and accordingly is entitled to a reduced income tax rate of 15%.

(b)	Cayman Islands Income Tax

The Company is incorporated under the laws of the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands and is not subject to Cayman Islands income tax.

(c)	Hong Kong Income Tax

The Hong Kong income tax rate is 16.5%. No Hong Kong profits tax was provided for as there was no estimated assessable profit that was subject to Hong Kong profits tax during the years ended December 31, 2020, 2021 and 2022.

(d)	Singapore Income Tax

The Singapore income tax rate is 17%. No Singapore profits tax was provided for as there was no estimated taxable profit that was subject to Singapore profits tax during the years ended December 31, 2020, 2021 and 2022.

(e)	Indonesia Income Tax

The income tax provision in respect of the Group’s operations in Indonesia was calculated at the tax rate of 25% on the gross revenue for the year ended December 31, 2020, and 22% on the taxable profits for the year ended December 31, 2021 and 2022.

(f)	Malaysia Income Tax

The Malaysia income tax rate is 24%. No Malaysia profits tax was provided for as there was no estimated taxable profit that was subject to Malaysia profits tax during the years ended December 31, 2020, 2021 and 2022.

(g)	Philippines Income Tax

The Philippines income tax rate is 25%. No Philippines profits tax was provided for as there was no estimated taxable profit that was subject to Philippines profits tax during the years ended December 31, 2020, 2021 and 2022.

(h)	PRC Withholding Tax (“WHT”)

According to the EIT Law, distribution of profits earned by PRC companies since January 1, 2008 to overseas investors is subject to withholding tax of 5% or 10%, depending on the region of incorporation of the overseas investor, upon the distribution of profits to overseas-incorporated immediate holding companies.

As at December 31, 2020, 2021 and 2022, the Group has deficits in retained earnings, so no withholding tax is provided.